Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [line items]
Turnover by Segment

Turnover by segment	2022 £m	2021 (revised) £m	2020 (revised) £m

Commercial operations	29,324	24,696	24,232

Consumer Healthcare	–	–	122

	29,324	24,696	24,354

Segment Profit and Operating Profit

Segment profit	2022 £m	2021 (1) (revised) £m	2020 (1) (revised) £m

Commercial Operations	13,590	11,467	11,297

Research and development	(5,060)	(4,567)	(4,397)

Consumer Healthcare	–	–	55

Segment profit	8,530	6,900	6,955

Corporate and other unallocated costs	(379)	(407)	(299)

Other reconciling items between segment profit and operating profit	(1,718)	(2,136)	(677)

Total Operating profit	6,433	4,357	5,979

Finance income	76	14	32

Finance costs	(879)	(769)	(874)

Loss on disposal of interest in associates	–	(36)	–

Share of after-tax profits/(losses) of associates and joint ventures	(2)	33	33

Profit before taxation from continuing operations	5,628	3,599	5,170

Taxation	(707)	(83)	(67)

Profit after taxation for the year from continuing operations	4,921	3,516	5,103

Depreciation and amortisation by segment	2022 £m	2021 (a) (revised) £m	2020 (a) (revised) £m

Commercial Operations	829	915	904

Research and development	467	378	355

Segment depreciation and amortisation	1,296	1,293	1,259

Corporate and other unallocated depreciation and amortisation	112	68	67

Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	739	761	724

Total depreciation and amortisation	2,147	2,122	2,050

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

PP&E, intangible asset and goodwill impairment by segment	2022 £m	2021 (1) (revised) (2) £m	2020 (1) (revised) (2) £m

Commercial Operations	29	30	87

Research and development	32	55	37

Segment impairment	61	85	124

Corporate and other unallocated impairment	20	63	5

Other reconciling items between segment impairment and total impairment	420	392	583

Total impairment	501	540	712

PP&E and intangible asset impairment reversals by segment

Commercial Operations	(6)	(8)	(14)

Research and development	(19)	(2)	(4)

Segment impairment reversals	(25)	(10)	(18)

Corporate and other unallocated impairment reversals	–	–	(1)

Other reconciling items between segment impairment reversals and total impairment reversals	(1)	(2)	(35)

Total impairment reversals	(26)	(12)	(54)

Net operating assets by segment	2022 £m	2021 (revised) (2) £m

Commercial Operations	10,288	9,440

Research and development	7,299	3,461

Segment net operating assets	17,587	12,901

Corporate and other unallocated net operating assets	264	1,504

Discontinued operations	–	25,208

Net operating assets	17,851	39,613

Net debt	(17,197)	(19,838)

Investments in associates and joint ventures	74	88

Current Equity Investment	4,087	–

Derivative financial instruments	7	(22)

Current and deferred taxation	5,176	1,479

Assets held for sale (excluding cash and cash equivalents)	98	22

Net assets	10,096	21,342

Summary of Geographical Information
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2022 £m	2021 (1) (revised) (2) £m	2020 (1) (revised) (2) £m

UK	695	656	659

US	14,542	11,914	11,148

Rest of World	14,087	12,126	12,547

External turnover	29,324	24,696	24,354

Non-current assets by location of subsidiary	2022 £m	2021 £m

UK	5,134	6,618

US	14,024	17,852

Belgium	5,415	5,065

Switzerland	34	6,552

Rest of World	6,559	15,390

Non-current assets	31,166	51,477
Non-current
assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current
receivables. There are no other countries with individually material external revenue or non-current
assets.

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

(2)	The 2021 and 2020 comparatives have been revised to reflect the new segments.

Commercial Operations [member]
Disclosure of operating segments [line items]
Turnover by Product & Service

Commercial Operations:	2022 £m	2021 (1) (revised) £m	2020 (1) (revised) £m

HIV	5,749	4,777	4,876

Oncology	602	489	372

Immuno-inflammation, respiratory and other	2,609	2,027	1,721

	8,960	7,293	6,969

Pandemic	2,309	958	–

Specialty Medicines	11,269	8,251	6,969

Meningitis	1,116	961	1,029

Influenza	714	679	733

Shingles	2,958	1,721	1,989

Established Vaccines	3,085	2,970	3,231

	7,873	6,331	6,982

Pandemic Vaccines	64	447	–

Vaccines	7,937	6,778	6,982

Respiratory	6,548	6,048	6,006

Other General Medicines	3,570	3,619	4,275

General Medicines	10,118	9,667	10,281

Total Commercial Operations	29,324	24,696	24,232

Total Consumer Healthcare	–	–	122

(1)	The 2021 and 2020 comparatives have been revised to reflect the Commercial Operations segment.